INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2015	2014
Cost	114,616	19,096
Accumulated amortization	(15,520)	(3,064)
Net book value	99,096	16,032

Schedule of Future Amortization Expense
The estimated future amortization of intangible assets as of December 31, 2015 is as follows:

Year Ending December 31, (in thousands of $)
2016	12,955
2017	12,930
2018	12,930
2019	9,862
2020	9,135
2021 and thereafter	41,284
Total	99,096